Annual Total Returns- Janus Henderson Adaptive Global Allocation Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Adaptive Global Allocation Fund - Class D	2016	2017	2018	2019	2020
Total	5.28%	17.01%	(6.40%)	13.97%	9.35%